NOTICE OF DISTRIBUTION OF UNDERLYING FUND SEMI-ANNUAL REPORTS
TO: FROM: DATE: RE:	U. S. Securities and Exchange Commission Nationwide Life Insurance Company ("Nationwide") September 20, 2023 Nationwide Variable Account - 4 ("Registrant") File No. 811-05701
Nationwide hereby submits, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the semi-annual reports for the following underlying mutual funds for the period ended June 30, 2023, have been distributed to contract owners.
Some of the underlying mutual funds included in each Fund Company’s semi-annual report filings may not be available under every contract offered by the Registrant. Nationwide understands that the Fund Companies have filed (or will file) these reports with the Commission. To the extent necessary, these filings are incorporated by reference.
Fund	CIK Number
Alger Capital Appreciation Portfolio: Class I-2 Shares	0000832566
Alger Small Cap Growth Portfolio: Class I-2 Shares	0000832566
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Hedged Allocation Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A	0000825316
Allspring Variable Trust - VT Small Cap Growth Fund: Class 1	0001081400
ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III	0001382990
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III	0001382990
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I	0001124155
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II	0001124155
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II	0000814680
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II	0000814680
American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 1	0000729528
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4	0000729528
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4	0000729528
American Funds Insurance Series(R) - Growth Fund: Class 1	0000729528
American Funds Insurance Series(R) - International Fund: Class 4	0000729528
American Funds Insurance Series(R) - International Growth & Income Fund: Class 1	0000729528
American Funds Insurance Series(R) - New World Fund: Class 1	0000729528
American Funds Insurance Series(R) - New World Fund: Class 4	0000729528
American Funds Insurance Series(R) - The Bond Fund of America: Class 1	0000729528
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1	0000729528
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2	0000729528
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4	0000729528
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I	0000355916
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III	0001738072
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I	0001738072
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	0001738072
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock Government Money Market V.I. Fund: Class I	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I	0000355916
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares	0001056707
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	0000890064
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares	0000813383
Calvert Variable Products, Inc. - Calvert VP Nasdaq 100 Index Portfolio: Class I	0000743773
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1	0000815425
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Disciplined Core Fund: Class 1	0001413032
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1	0001413032
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 1	0001413032
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2	0001413032
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Intermediate Bond Fund: Class 1	0001413032
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1	0001413032
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Partners Core Bond Fund: Class 1	0001413032
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1	0001413032
Columbia Funds Variable Series Trust II - CTIVP(R) - American Century Diversified Bond Fund: Class 1	0001413032
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Columbia Funds Variable Series Trust II - CTIVP(R) - Principal Blue Chip Growth Fund: Class 1	0001413032
Columbia Funds Variable Series Trust II - CTIVP(R) - TCW Core Plus Bond Fund: Class 1	0001413032
Columbia Funds Variable Series Trust II - CTIVP(R) - Victory Sycamore Established Value Fund: Class 1	0001413032
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1	0000941568
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2	0000941568
Delaware VIP Trust - Delaware VIP Emerging Markets Series: Standard Class	0000814230
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class	0000814230
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Standard Class	0000814230
DFA Investment Dimensions Group Inc. - VA International Value Portfolio	0000355437
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class	0001121746
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II	0000912577
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares	0000912577
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	0000912577
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2	0000823535
Fidelity Variable Insurance Products - VIP International Capital Appreciation Portfolio: Initial Class	0000831016
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2	0000823535
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2	0000927384
Fidelity Variable Insurance Products Fund - VIP Contrafund(R)Portfolio: Service Class 2	0000831016
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2	0000720318
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2	0000927384
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class	0000831016
Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class	0000823535
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class	0000831016
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2	0000831016
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2	0000720318
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Initial Class	0000823535
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2	0000823535
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2	0000927384
First Eagle Variable Funds - Overseas Variable Fund	0001000249
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2	0000837274
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares	0001046292
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares	0001046292
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)	0000217087
Hartford Series Fund, Inc. - Hartford Disciplined Equity HLS Fund: Class IA	0001053425
Hartford Series Fund, Inc. - Hartford International Opportunities HLS Fund: Class IA	0001053425
Hartford Series Fund, Inc. - Hartford MidCap HLS Fund: Class IA	0001053425
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares	0000896435
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	0000896435
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares	0000896435
Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares	0000896435
Invesco - Invesco V.I. Global Fund: Series II	0000896435
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I	0000896435
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II	0000896435
Invesco Oppenheimer V.I. International Growth Fund: Series I	0000896435
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II	0000810016
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares	0000906185
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	0000906185
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares	0001033669
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares	0001033669
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II	0001176343
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio: Class I	0001176343
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I	0001176343
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I	0001176343
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio: Class I	0001176343
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II	0001176343
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II	0000874835
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Standard Class	0000914036
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class	0000914036
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class	0000914036
Lincoln Variable Insurance Products Trust - LVIP JPMorgan U.S. Equity Fund: Standard Class	0000914036
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC	0000855396
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC	0000855396
MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class	0000887340
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class	0000887340
MainStay VP Funds Trust - MainStay VP MacKay High Yield Corporate Bond Portfolio: Initial Class	0000887340
MainStay VP Funds Trust - MainStay VP Winslow Large Cap Growth Portfolio: Initial Class	0000887340
MFS(R) Variable Insurance Trust - MFS Growth Series: Initial Class	0000918571
MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Initial Class	0000918571
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class	0000918571
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class	0000918571
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class	0000918571
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class	0000719269
MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Initial Class	0000719269
MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class	0000719269
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class	0000719269
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class	0000719269
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class	0000719269
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Initial Class	0000719269
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class	0000719269
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class	0001065698
MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class	0001065698
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class	0001065698
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class	0001065698
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio: Class I	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II	0001011378
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II	0001011378
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z	0000353905
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II	0000353905
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z	0000353905
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class Y	0000353905
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Innovators Fund: Class Y	0000353905
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class Y	0000353905
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT J.P. Morgan US Technology Leaders Fund: Class Y	0000353905
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II	0000353905
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
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Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II	0000353905
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares	0000736913
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares	0000736913
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2	0001352621
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Institutional Class	0001047304
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class	0001047304
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class	0001047304
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class	0001047304
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class	0001047304
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class	0001047304
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class	0001047304
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class	0001047304
PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class	0001047304
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class	0001047304
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
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PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class	0001047304
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class I	0000930709
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II	0000930709
Principal Variable Contracts Funds, Inc. - Core Plus Bond Account: Class 1	0000012601
Principal Variable Contracts Funds, Inc. - Diversified International Account: Class 1	0000012601
Principal Variable Contracts Funds, Inc. - MidCap Account: Class 1	0000012601
Principal Variable Contracts Funds, Inc. - Principal Capital Appreciation Account: Class 1	0000012601
Principal Variable Contracts Funds, Inc. - Short-Term Income Account: Class 1	0000012601
Principal Variable Contracts Funds, Inc. - SmallCap Account: Class 1	0000012601
ProFund Access VP High Yield Fund	0001039803
ProFund VP Asia 30	0001039803
ProFund VP Banks	0001039803
ProFund VP Bear	0001039803
ProFund VP Biotechnology	0001039803
ProFund VP Bull	0001039803
ProFund VP Emerging Markets	0001039803
ProFund VP Europe 30	0001039803
ProFund VP Financials	0001039803
ProFund VP Health Care	0001039803
ProFund VP Industrials	0001039803
ProFund VP International	0001039803
ProFund VP Internet	0001039803
ProFund VP Japan	0001039803
ProFund VP NASDAQ-100	0001039803
ProFund VP Pharmaceuticals	0001039803
ProFund VP Precious Metals	0001039803
ProFund VP Rising Rates Opportunity	0001039803
ProFund VP Semiconductor	0001039803
ProFund VP Short Emerging Markets	0001039803
ProFund VP Short International	0001039803
ProFund VP Short NASDAQ-100	0001039803
ProFund VP Technology	0001039803
ProFund VP U.S. Government Plus	0001039803
ProFund VP UltraNASDAQ-100	0001039803
ProFund VP UltraShort NASDAQ-100	0001039803
ProFund VP Utilities	0001039803
ProFunds - ProFund VP Communication Services	0001039803
ProFunds - ProFund VP Consumer Discretionary	0001039803
ProFunds - ProFund VP Consumer Staples	0001039803
ProFunds - ProFund VP Energy	0001039803
ProFunds - ProFund VP Materials	0001039803
Prudential Series Fund - PSF PGIM High Yield Bond Portfolio: Class I	0000711175
Prudential Series Fund - PSF PGIM Total Return Bond Portfolio: Class I	0000711175
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT International Value Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA	0000822671
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB	0000822671
Rydex Variable Trust - Banking Fund	0001064046
Rydex Variable Trust - Basic Materials Fund	0001064046
Rydex Variable Trust - Biotechnology Fund	0001064046
Rydex Variable Trust - Commodities Strategy Fund	0001064046
Rydex Variable Trust - Consumer Products Fund	0001064046
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
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Rydex Variable Trust - Dow 2x Strategy Fund	0001064046
Rydex Variable Trust - Electronics Fund	0001064046
Rydex Variable Trust - Energy Fund	0001064046
Rydex Variable Trust - Energy Services Fund	0001064046
Rydex Variable Trust - Europe 1.25x Strategy Fund	0001064046
Rydex Variable Trust - Financial Services Fund	0001064046
Rydex Variable Trust - Global Managed Futures Fund	0001064046
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund	0001064046
Rydex Variable Trust - Guggenheim Long Short Equity Fund	0001064046
Rydex Variable Trust - Health Care Fund	0001064046
Rydex Variable Trust - High Yield Strategy Fund	0001064046
Rydex Variable Trust - Internet Fund	0001064046
Rydex Variable Trust - Inverse Dow 2x Strategy Fund	0001064046
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund	0001064046
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund	0001064046
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund	0001064046
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund	0001064046
Rydex Variable Trust - Inverse S&P 500 Strategy Fund	0001064046
Rydex Variable Trust - Japan 2x Strategy Fund	0001064046
Rydex Variable Trust - Leisure Fund	0001064046
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund	0001064046
Rydex Variable Trust - Multi-Hedge Strategies Fund	0001064046
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund	0001064046
Rydex Variable Trust - NASDAQ-100(R) Fund	0001064046
Rydex Variable Trust - Nova Fund	0001064046
Rydex Variable Trust - Precious Metals Fund	0001064046
Rydex Variable Trust - Real Estate Fund	0001064046
Rydex Variable Trust - Retailing Fund	0001064046
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund	0001064046
Rydex Variable Trust - S&P 500 2x Strategy Fund	0001064046
Rydex Variable Trust - S&P 500 Pure Growth Fund	0001064046
Rydex Variable Trust - S&P 500 Pure Value Fund	0001064046
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund	0001064046
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund	0001064046
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund	0001064046
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund	0001064046
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund	0001064046
Rydex Variable Trust - Technology Fund	0001064046
Rydex Variable Trust - Telecommunications Fund	0001064046
Rydex Variable Trust - Transportation Fund	0001064046
Rydex Variable Trust - Utilities Fund	0001064046
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund	0001064046
Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio	0000918266
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio	0000918294
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II	0000918294
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II	0000918294
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio	0000920467
The Merger Fund VL - The Merger Fund VL: Class I	0001208133
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S	0000811976
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class	0000811976
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S	0000811976
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S	0000811976
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class	0000811976
Vanguard Variable Insurance Fund - Equity Income Portfolio	0000857490
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Vanguard Variable Insurance Fund - International Portfolio	0000857490
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio	0000857490
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio	0000857490
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	0000857490
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio	0000857490
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio	0000857490
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A	0000792359
Questions or comments regarding this filing can be directed to Nationwide Financial - Office of Compliance at nfscomp@nationwide.com.
Thank you.
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies